Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation
— The consolidated financial statements include the accounts for the Parent Company and all of its wholly-owned subsidiaries after elimination of intercompany transactions, profits, and balances.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition
— The Company recognizes revenue when it’s realized or realizable and has been earned.  Revenue is recognized when there is persuasive evidence of an arrangement, the sales price is determinable, collectability is reasonable assured, and shipment or delivery has occurred or services have been rendered.

Trade promotions are an important component of the sales and marketing of the Company’s branded products, and are critical to the support of the business. Trade promotion costs, which are recorded as a reduction of sales, include amounts paid to retailers for shelf space, to obtain favorable display positions and to offer temporary price reductions for the sale of our products to consumers. Accruals for trade promotions are recorded primarily at the time of sale to the retailer based on expected levels of performance. Settlement of these liabilities typically occurs in subsequent periods primarily through an authorized process for deductions taken by a retailer from amounts otherwise due to the Company. As a result, the ultimate cost of a trade promotion program is dependent on the relative success of the events and the actions and level of deductions taken by retailers. Final determination of the permissible deductions may
take extended periods of time.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Credit Risk
— Financial instruments that potentially subject the Company to credit risk consist of trade receivables and interest-bearing investments. Wholesale and retail food distributors comprise a significant portion of the trade receivables; collateral is generally not
required. A relatively limited number of customers account for a large percentage of the Company’s total sales. Green Giant sales to GMOL and B & G Foods represented approximately
9%,
11%
and
12%
of net sales in each of
2018,
2017
and
2016,
respectively. The top
ten
customers, including B & G Foods (and GMOL prior to
November 2015),
represented approximately
45%,
46%
and
46%
of net sales for
2018,
2017
and
2016,
respectively. The Company closely monitors the credit risk associated with its customers. The Company places substantially all of its interest-bearing investments with financial institutions and monitors credit exposure. Cash and short-term investments in certain accounts exceed the federal insured limit; however, the Company has not
experienced any losses in such accounts.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash Equivalents — The Company considers all highly liquid instruments purchased with an original maturity of three months or less as cash equivalents.
Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments
—
The carrying values of cash and cash equivalents (Level
1
), accounts receivable, short-term debt (Level
2
) and accounts payable approximate fair value because of the immediate or short-term maturity of these financial instruments. See Note
10,
Fair Value of Financial Instruments, for a discussion of the fair value of long-term debt.

The
three
-tier value hierarchy is utilized to prioritize the inputs used in measuring fair value. The hierarchy gives the highest priority to quoted prices in active markets (Level
1
) and the lowest priority to unobserved inputs (Level
3
). The
three
levels are defined as follows:

●	Level 1 - Quoted prices for identical instruments in active markets.

●
Level
2
- Quoted prices for similar instruments; quoted prices for identical or similar instruments in markets that are not
active; and model-derived valuations in which all significant inputs or significant value-drivers are observable.

●	Level 3 - Model-derived valuations in which one or more inputs or value-drivers are both significant to the fair value measurement and unobservable.

Deferred Charges, Policy [Policy Text Block]
Deferred Financing Costs
— Deferred financing costs incurred in obtaining debt are amortized on a straight-line basis over the term of the debt, which is not
materially different than using the effective interest rate method. As of
March 31, 2018,
there were
$0.7
million of unamortized financing cost included in other current assets and
$0.1
million of unamortized financing costs included as a contra to long-term debt and current portion of long-term debt on the Consolidated Balance Sheets.

Inventory, Policy [Policy Text Block]	Inventories — Substantially all inventories are stated at the lower of cost; determined under the last-in, first -out (“LIFO”) method; or market.
Income Tax, Policy [Policy Text Block]
Income Taxes
— The provision for income taxes includes federal and state income taxes currently payable and those deferred because of temporary differences between the financial statement and tax basis of assets and liabilities and tax credit carryforwards. The Company uses the flow-through method to account for its investment tax credits.

The Company evaluates the likelihood of realization of its net deferred income tax assets by assessing its valuation allowance and by adjusting the amount of such allowance, if necessary. The factors used to assess the likelihood of realization are the Company’s forecast of future taxable income, the projected reversal of temporary differences and available tax planning strategies that could be implemented to realize the net deferred income tax assets.

Current rules on the accounting for uncertainty on income taxes prescribe a minimum recognition threshold for a tax position taken or expected to be taken in a tax return that is required to be met before being recognized in the financial statements. Those rules also provide guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company recognizes interest and penalties accrued on unrecognized tax benefits as well as interest received from favorable settlements within income tax expense.

Shipping and Handling Cost, Policy [Policy Text Block]
Shipping and Handling Costs
— The Company includes all shipping and handling costs billed to customers in net sales and the corresponding costs in cost of products sold. The shipping and handling costs billed to customers in net sales were
$40.6
million,
$38.0
million and
$38.3
million in
2018,
2017,
and
2016,
respectively.

Advertising Costs, Policy [Policy Text Block]	Advertising Costs — Advertising costs are expensed as incurred. Advertising costs charged to operations were $2.4 million, $2.1 million and $2.0 million in 2018, 2017 and 2016, respectively.
Receivables, Policy [Policy Text Block]
Accounts Receivable and Doubtful Accounts
— Accounts receivable is stated at invoice value, which is net of any off invoice promotions.  A provision for doubtful accounts is recorded based upon an assessment of credit risk within the accounts receivable portfolio, experience of delinquencies (accounts over
15
 days past due) and charge-offs (accounts removed from accounts receivable for expectation of non-payment), and current market conditions. Management believes these provisions are adequate based upon the relevant information presently available.

Earnings Per Share, Policy [Policy Text Block]
Earnings per Common Share
— The Company has
three
series of convertible preferred stock, which are deemed to be participating securities that are entitled to participate in any dividend on Class A common stock as if the preferred stock had been converted into common stock immediately prior to the record date for such dividend. Basic earnings per share for common stock is calculated using the “two-class” method by dividing the earnings attributable to common stockholders by the weighted average of common shares outstanding during the period. Restricted stock is included in all earnings per share calculations.

Diluted earnings per share is calculated by dividing earnings attributable to common stockholders by the sum of the weighted average common shares outstanding plus the dilutive effect of convertible preferred stock using the “if-converted” method, which treats the contingently-issuable shares of convertible preferred stock as common stock.

Years ended March 31,	2018	2017	2016
		(Restated)	(Restated)
	(In thousands, except per share amounts)
Basic
Net (loss) earnings	$(13,811)	$15,895	$56,399
Deduct preferred stock dividends	23	23	23
Undistributed (loss) earnings	(13,834)	15,872	56,376
(Loss) earnings attributable to participating preferred shareholders	(66)	146	563
(Loss) earnings attributable to common shareholders	$(13,768)	$15,726	$55,813
Weighted average common shares outstanding	9,769	9,785	9,878
Basic (loss) earnings per common share	$(1.41)	$1.61	$5.65
Diluted
(Loss) earnings attributable to common shareholders	$(13,768)	$15,726	$55,813
Add dividends on convertible preferred stock	-	20	20
Earnings attributable to common stock on a diluted basis	$(13,768)	$15,746	$55,833
Weighted average common shares outstanding-basic	9,769	9,785	9,878
Additional shares to be issued related to the equity compensation plan	-	2	3
Additional shares to be issued under full conversion of preferred stock	-	67	67
Total shares for diluted	9,769	9,854	9,948
Diluted (loss) earnings per share	$(1.41)	$1.60	$5.61

Depreciation, Depletion, and Amortization [Policy Text Block]
Depreciation and Valuation
— Property, plant, and equipment are stated at cost. Interest incurred during the construction of major projects is capitalized. For financial reporting, the Company provides for depreciation on the straight-line method at rates based upon the estimated useful lives of the various assets. Depreciation was
$31.1
million,
$24.2
million, and
$21.4
million in
2018,
2017,
and
2016,
respectively. The estimated useful lives are as follows: buildings and improvements —
30
 years; machinery and equipment —
10
-
15
 years; computer software —
3
-
5
 years; vehicles —
3
-
7
 years; and land improvements —
10
-
20
 years. The Company assesses its long-lived assets for impairment whenever there is an indicator of impairment. Impairment losses are evaluated if the estimated undiscounted cash flows from using the assets are less than carrying value. A loss is recognized when the carrying value of an asset exceeds its fair value. There were
$5.1
million of impairment losses in
2016
included in Plant Restructuring (see Note
15,
Plant Restructuring). There were
no
significant impairment losses in
2018
and
2017.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates in the Preparation of Financial Statements
— The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the related revenues and expenses during the reporting period. Actual amounts could differ from those estimates.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Issued Accounting Standards
— In
May 2014,
the FASB issued ASU
No.
2014
-
09,
Revenue from Contracts with Customers
, which requires an entity to recognize the amount of revenue to be collected and to which the entity expects to be entitled in exchange for the transfer of goods or services. In
August 2015,
the FASB deferred the effective date by
one
year while providing the option to early adopt the standard on the original effective date. The new standard was effective for the Company on
April 1, 2018.
We analyzed the expected impact that the new guidance will have on our policies, processes, controls, and disclosures. This assessment required, among other things, a review of the contracts we have with our customers. The majority of our revenue is earned pursuant to agreements under which we have performance obligations, which are satisfied at a point-in-time, and the timing of revenue recognition will be similar under the new standard as control of the goods transfers to our customers at the same point-in-time that the risks and rewards of ownership transferred historically.   However, based on our analysis, we do expect that this ASU will have a material effect on our historically reported Consolidated Financial Statements as well as our existing processes to recognize revenue, primarily as a result of the Company’s Green Giant contract. As discussed in Note
2
to the Consolidated Financial Statements, this contract did
not
meet all the requirements for bill and hold revenue recognition treatment under Staff Accounting Bulletin Topic
13.
  However, under the new revenue recognition standard, this contract will quality for bill and hold accounting treatment as the Company has concluded that control of the unlabeled products transfers to the customer at the time title transfers and the customer has the right to payment (prior to physical delivery), which will result in earlier revenue recognition.  Additionally, labeling and storage services that are provided after control of the goods has transferred to the customer will be accounted for as separate performance obligations for which revenue will be deferred until the services are performed.  For the fiscal year ended in
2018,
as a result of the adoption of the new standard, revenue would have increased by approximately
$14.0
million, net loss would have decreased by approximately
$5.3
 million, and stockholders’ equity as of
March 31, 2018
would have increased by
$14.4
 million. Beginning in fiscal
2019,
our disclosures will change as appropriate to comply with the new guidance. The guidance allows for both retrospective and modified retrospective methods of adoption. We will apply the full retrospective method of adoption.

In
February 2016,
the FASB issued Accounting Standards Update
No.
2016
-
02,
Leases.
The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than
12
months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The new standard is effective for fiscal years beginning after
December 15, 2018 (
beginning fiscal
2020
), including interim periods within those fiscal years. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. While we are still evaluating the impact of our pending adoption of the new standard on our consolidated financial statements, we expect that upon adoption we will recognize ROU assets and lease liabilities and that the amounts could be material.

In
January 2017,
the FASB issued Accounting Standards Update
No.
2017
-
01
 ("ASU
2017
-
01"
),
Business Combinations (Topic
805
): Clarifying the Definition of a Business
with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. ASU
2017
-
01
 is effective for fiscal years beginning after
December 15, 2017
and interim periods within those fiscal years, and early adoption is permitted for transactions which occur before the issuance or effective date of the amendments, only when the transaction has not
been reported in the financial statements that have been issued or made available for issuance. ASU
2017
-
01
 is to be applied on a prospective basis. The Company does
not
expect the adoption of ASU
2017
-
01
 to have a material impact on its consolidated financial statements.

In
February 2018,
the FASB issued Accounting Standards Update
No.
2018
-
02,
Income Statement – Reporting Comprehensive Income (Topic
220
): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income.
This amendment is intended to allow a reclassification from accumulated other comprehensive loss to retained earnings for stranded tax effects resulting only from the
December 2017
enacted United States Tax Cuts and Jobs Act (TCJA) and is
not
intended to impact underlying accounting guidance that requires that the effect of a change in tax laws or tax rates be included in income from operations. This update is effective for fiscal years beginning after
December 31, 2018
with earlier adoption permitted. The Company has early adopted this update in its fourth
quarter ended
March 31, 2018
resulting in a
$2.4
million reclassification from accumulated other comprehensive loss and a corresponding
$2.4
million increase to retained earnings. This reclassification from accumulated other comprehensive loss relates to the deferred income tax stranded tax effects resulting from the change in the U.S. federal corporate income tax rate under the TCJA.  The pension and post-retirement benefits adjustment is the Company’s only component of accumulated other comprehensive loss.

In
March 2017,
the FASB issued Accounting Standards
Update2017
-
07,
Compensation – Retirement Benefits (Topic
715
) Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost
, which requires the service cost component of the net periodic pension cost to be presented separately from the other components of the net periodic pension cost in the income statement. Additionally, only the service cost component of the net periodic pension cost will be eligible for capitalization. ASU
2017
-
07
will be effective for the Company on
April
1,
2018.
The change in presentation of service cost must be applied retrospectively, while the capitalization of service cost must be applied on a prospective basis. We do not
anticipate that the adoption of this ASU will have a material impact on our financial statements and disclosures.

Reclassification, Policy [Policy Text Block]	Reclassifications — Certain previously reported amounts have been reclassified to conform to the current period classification.